Item 1. Schedule of Investments


 T. Rowe Price Tax-Free High Yield Fund
 (Unaudited) November 30, 2004
 PORTFOLIO OF INVESTMENTS (1)                         $ Par         Value
 (Amounts in 000s)

 ALABAMA  1.8%
 Baldwin County Eastern Shore Hosp. Auth.
 Thomas Hosp.
 5.75%, 4/1/27                                        885           853

 6.75%, 4/1/21                                        1,950         2,008

 Camden Ind. Dev. Board IDRB, Weyerhaeuser
 6.125%, 12/1/24                                      2,100         2,248

 6.375%, 12/1/24 #                                    1,500         1,611

 Courtland IDB, PCR, Int'l. Paper, 6.70%, 11/1/29 #   1,000         1,085

 Huntsville-Redstone Village, 8.125%, 12/1/26         2,750         2,634

 Phoenix IDB, PCR
 MeadWestvaco
 6.10%, 5/15/30                                       2,050         2,140

 6.35%, 5/15/35 #                                     3,000         3,135

 Rainbow City Special Health Care Fac.,
 Regency Pointe 8.125%, 1/1/21                        3,890         3,319

 Selma Ind. Dev. Board PCR, Int'l. Paper, 6.70%,      2,000         2,176
2/1/18 #
 Total Alabama (Cost  $21,062)                                      21,209

 ALASKA  1.1%
 Alaska HFC
 Single Family
 5.875%, 12/1/24 (MBIA Insured)                       2,505         2,602

 6.10%, 6/1/30                                        3,935         4,118

 6.15%, 6/1/39                                        6,300         6,585

 Total Alaska (Cost  $12,445)                                       13,305

 ARIZONA  1.6%
 Coconino County PCR, Nevada Power,
 6.375%, 10/1/36 #                                    4,055         4,104

 Maricopa County IDA, Gran Victoria Housing,
9.50%, 5/1/23                                         4,130         4,149

 Peoria IDA
 Sierra Winds Life Care
 6.25%, 8/15/14                                       2,040         2,060

 6.25%, 8/15/20                                       3,500         3,407

 6.375%, 8/15/29                                      1,250         1,191

 6.50%, 8/15/31                                       1,000         967

 Tempe IDA
 Friendship Village
 5.375%, 12/1/13                                      1,000         1,014

 6.75%, 12/1/30                                       2,700         2,735

 Total Arizona (Cost  $19,067)                                      19,627

 CALIFORNIA  12.5%
 ABAG Fin. Auth. for Nonprofit Corp.,
 Windemere Ranch 6.00%, 9/1/34                        4,900         5,005

 California, GO
 5.50%, 4/1/30                                        5,500         5,804

 5.50%, 11/1/33                                       10,640        11,199

 5.65%, 6/1/30                                        5,750         6,074

 California, Economic Recovery, 5.00%, 7/1/16         6,250         6,609

 California Dept. of Water Resources
 Power Supply
 5.375%, 5/1/21                                       1,925         2,057

 5.50%, 5/1/14 (AMBAC Insured)                        9,000         10,168

 5.75%, 5/1/17                                        3,000         3,342

 California Fin. Auth. PCR, Southern California
 Edison, 2.00%, 3/1/08 (Tender 3/1/06)                3,000         2,967

 California PCR, Pacific Gas & Electric, 3.50%,
 12/1/23 (Tender 6/1/07) (FGIC Insured) #             10,000        10,169

 California Public Works Board
 Community Colleges
 5.50%, 6/1/21                                        1,155         1,253

 5.50%, 6/1/22                                        1,220         1,317

 5.50%, 6/1/23                                        1,285         1,378

 Dept. of Mental Health, Coalinga, 5.125%, 6/1/29     4,000         4,049

 California Statewide CDA, Memorial Health Services
 6.00%, 10/1/23                                       2,250         2,415

 Capistrano Unified School Dist., No. 90-2,
 6.00%, 9/1/33                                        1,250         1,275

 City of Roseville
 Stoneridge East Community Fac. Dist. No. 1
 6.20%, 9/1/21                                        1,250         1,310

 6.30%, 9/1/31                                        2,500         2,573

 Corona Community Fac. Dist.
 No. 2002-4
 5.80%, 9/1/29                                        2,000         2,010

 5.875%, 9/1/34                                       2,000         2,017

 Corona-Norco PFA, 6.125%, 9/1/34                     3,500         3,602

 East Palo Alto Redev. Agency
 Univ. Circle Gateway/101 Corridor
 6.50%, 10/1/19                                       1,000         1,081

 6.625%, 10/1/29                                      1,780         1,897

 Folsom, Community Fac. Dist. No. 10, 5.875%, 9/1/28  4,000         4,025

 Foothill / Eastern Transportation Corridor Agency
 Zero Coupon, 1/1/15 (Escrowed to Maturity)           2,650         1,731

 Zero Coupon, 1/1/19 (Escrowed to Maturity)           10,000        5,226

 Fresno Joint Powers Fin. Auth., 6.55%, 9/2/12        2,500         2,558

 Golden State Tobacco Securitization Corp.
 Tobacco Settlement
 5.50%, 6/1/33                                        9,100         9,534

 5.625%, 6/1/38                                       8,000         8,394

 6.75%, 6/1/39                                        2,000         1,997

 Lincoln, Community Fac. Dist. No. 2003-1,
 6.00%, 9/1/35                                        2,500         2,537

 Los Angeles County, Marina del Rey, COP,
 6.50%, 7/1/08                                        2,680         2,714

 Orange County Community Fac. Dist.,
 Ladera Ranch No. 02-1,  5.55%, 8/15/33               3,500         3,552

 Sacramento City Fin. Auth., Sacramento Hotel &
 Convention  Center 6.25%, 1/1/30                     10,000        10,354

 Univ. of California Regents, 5.125%, 5/15/20
 (AMBAC Insured)                                      1,500         1,602

 Vernon Electric, Malburg Generating Station,
5.50%, 4/1/33                                         4,620         4,694

 West Hollywood Community Dev., East Side Redev.
 5.75%, 9/1/33                                        2,000         2,038

 Total California (Cost  $144,034)                                  150,527

 COLORADO  1.5%
 Colorado Ed. & Cultural Fac. Auth.
 Elbert County Charter
 7.25%, 3/1/24                                        735           743

 7.375%, 3/1/35                                       785           793

 Excel Academy
 7.30%, 12/1/23                                       1,000         1,022

 7.50%, 12/1/33                                       1,750         1,788

 Peak to Peak Charter Schools
 7.50%, 8/15/21 (Prerefunded 8/15/11+)                1,000         1,231

 7.625%, 8/15/31 (Prerefunded 8/15/11+)               1,000         1,247

 Colorado HFA
 Adventist Health
 6.50%, 11/15/31                                      2,000         2,188

 6.625%, 11/15/26                                     500           552

 Covenant Retirement Communities, 6.125%, 12/1/33     4,900         5,108

 Denver City & County Airport, 5.50%, 11/15/12
 (FSA Insured) #                                      3,695         4,017

 Total Colorado (Cost  $17,196)                                      18,689

 CONNECTICUT  2.0%
 Mashantucket Western Pequot Tribe
 5.50%, 9/1/28                                        5,000         5,078

 144A, 5.70%, 9/1/12                                  1,000         1,067

 144A, 5.75%, 9/1/18                                  1,000         1,048

 144A, 5.75%, 9/1/27                                  4,000         4,100

 Mohegan Tribe Indians Gaming Auth.
 6.25%, 1/1/21                                        2,500         2,656

 6.25%, 1/1/31                                        10,000        10,576

 Total Connecticut (Cost  $23,317)                                   24,525

 DELAWARE  0.1%
 Delaware HFA, Catholic Health East, 5.75%, 11/15/33  750           790

 Total Delaware (Cost  $771)                                        790

 DISTRICT OF COLUMBIA  2.2%
 District of Columbia, GO
 8.95%, 6/1/17 (FSA Insured) ++                       2,375         2,828

 9.204%, 6/1/13 (FSA Insured) ++                      4,685         5,628

 9.204%, 6/1/14 (FSA Insured) ++                      2,810         3,385

 District of Columbia
 American Geophysical Union, 5.875%, 9/1/23           1,750         1,758

 Henry Adams House, 6.60%, 11/1/15                    1,935         2,101

 Medlantic Health, 5.75%, 8/15/26
(Escrowed to Maturity) (MBIA Insured)                 6,000         6,363

 Methodist Home of D.C.
 5.50%, 1/1/11                                        1,000         993

 6.00%, 1/1/20                                        3,920         3,630

 Total District of Columbia (Cost  $24,179)                         26,686

 FLORIDA  3.4%
 Brandy Creek Community Dev. Dist.
 5.40%, 5/1/09                                        635           639

 6.35%, 5/1/34                                        1,000         1,036

 Double Branch Community Dev. Dist.
 5.60%, 5/1/07                                        370           371

 6.70%, 5/1/34                                        1,500         1,597

 Fishhawk Community Dev. Dist.
 5.00%, 11/1/07                                       3,290         3,334

 5.125%, 11/1/09                                      2,025         2,051

 Greyhawk Landing Community Dev. Dist., 6.25%, 5/1/09 2,290         2,327

 Heritage Harbour South Community Dev. Dist.
 5.40%, 11/1/08                                       2,215         2,232

 Laguna Lakes Community Dev. Dist.
 5.25%, 11/1/07                                       410           411

 6.40%, 5/1/33                                        990           1,015

 Lee County IDA, Cypress Cove at Healthpark
 6.375%, 10/1/25                                      2,600         2,579

 Middle Village Community Dev. Dist.
 5.00%, 5/1/09                                        1,225         1,228

 5.80%, 5/1/22                                        1,000         1,003

 Orange County HFA
 Westminster Community Care
 6.50%, 4/1/12                                        2,145         2,004

 6.75%, 4/1/34                                        2,695         2,318

 Preserve Wilderness Lake Community Dev. Dist.
 5.00%, 5/1/09                                        940           946

 5.90%, 5/1/34                                        2,260         2,260

 Saddlebrook Community Dev. Dist., 6.25%, 5/1/09      330           332

 Saint John's County IDA, Vicar's Landing,
6.75%, 2/15/12                                        4,000         4,081

 Seven Oaks Community Dev. Dist. II
 5.00%, 5/1/09                                        3,540         3,549

 5.30%, 11/1/08                                       3,660         3,667

 5.875%, 5/1/35                                       2,000         1,979

 Total Florida (Cost  $40,874)                                      40,959

 GEORGIA  3.4%
 Americus & Sumter County Hosp. Auth.
 Magnolia Manor
 6.25%, 5/15/19                                       1,000         998

 6.375%, 5/15/29                                      3,500         3,459

 Athens - Clarke County Residential Care Fac., Wesley
 Woods of Athens, 6.375%, 10/1/27                     2,500         2,185

 Augusta  Water and Sewer, 5.25%,
 10/1/39 (FSA Insured)                                3,000         3,115

 Chatham County Hosp. Auth., Memorial Univ. Medical
 Center 6.125%, 1/1/24                                3,250         3,514

 Coweta County Residential Care Fac. for the Elderly,
 Wesley Woods of Newnan-Peachtree City,
 8.25%, 10/1/26                                        3,145         3,267

 Fulton County Residential Care Fac., Canterbury Court
 6.125%, 2/15/34                                       2,000         1,963

 Milledgeville & Baldwin County Dev. Auth., Georgia
 College &  State Univ. Foundation, 6.00%, 9/1/33      2,500         2,629

 Municipal Electric Auth. of Georgia,
 Electric Power Supply 6.25%, 1/1/17                   4,000         4,742

 Rockdale County Dev. Auth.
 Pratt Industries USA
 7.40%, 1/1/16 #                                       3,365         3,470

 7.50%, 1/1/26 #                                       3,900         4,022

 Savannah Economic Dev. Auth.
 Marshes of Skidaway
 6.85%, 1/1/19                                         2,240         2,266

 7.40%, 1/1/34                                         1,575         1,594

 Savannah College of Art & Design, 6.80%, 10/1/19
 (Prerefunded 10/1/09+)                                3,430         4,017

 Total Georgia (Cost  $39,528)                                       41,241

 HAWAII  0.6%
 Hawaii Dept. of Budget & Fin.
 Hawaii Pacific Health, B&F Kapiolani
 6.20%, 7/1/16                                         2,000         2,093

 6.25%, 7/1/21                                         5,000         5,203

 Total Hawaii (Cost  $7,036)                                         7,296

 IDAHO  0.7%
 Idaho Housing Agency, Single Family, 7.80%, 1/1/23 #  225           226

 Idaho Student Loan Marketing Assoc., 6.70%, 10/1/07 # 2,500         2,530

 Nez Perce County IDRB, PCR, Potlatch, 7.00%, 12/1/14  1,000         1,101

 Power County PCR, FMC Corp. Solid Waste Disposal
 6.45%, 8/1/32 #                                       4,570         4,663

 Total Idaho (Cost  $8,121)                                          8,520

 ILLINOIS  4.2%
 Aurora Economic Dev., Dreyer Medical Clinic,
 8.75%, 7/1/14                                         3,195         3,203

 Chicago O'Hare Int'l. Airport, United Airlines
 5.20%, 4/1/11 #*                                      4,400         638

 Granite City-Madison County, Waste Management
 5.00%, 5/1/27 (Tender 5/1/05) #                       2,000         2,016

 Illinois Dev. Fin. Auth. PCR, Citgo Petroleum,
 8.00%, 6/1/32 #                                       1,750         1,958

 Illinois Ed. Fac. Auth., Augustana College,
 5.70%, 10/1/32                                        2,500         2,549

 Illinois Fin. Auth., Northwestern Memorial Hosp.
 5.50%, 8/15/43                                        8,000         8,192

 Illinois HFA
 Glen Oaks Medical Center, 7.00%, 11/15/19
 (Escrowed to Maturity)                                3,300         3,631

 Hinsdale Hosp., 7.00%, 11/15/19
(Escrowed to Maturity)                                 5,100         5,611

 Lutheran Senior Ministries, 7.375%, 8/15/31           4,750         4,744

 Riverside Health
 5.75%, 11/15/20                                       2,620         2,693

 6.00%, 11/15/32                                       4,000         4,217

 6.80%, 11/15/20 (Prerefunded 11/15/10+)               2,250         2,684

 Villa St. Benedict
 5.75%, 11/15/15                                       1,000         1,003

 6.90%, 11/15/33                                       3,500         3,507

 Village of Carol Stream
 Windsor Park Manor
 7.00%, 12/1/13 (Prerefunded 12/1/07+)                 2,000         2,277

 7.20%, 12/1/14 (Prerefunded 12/1/07+)                 1,200         1,373

 Total Illinois (Cost  $48,007)                                      50,296

 INDIANA  2.0%
 Goshen, Greencroft Obligated Group, 5.75%, 8/15/28    4,000         3,845

 Hammond Sewer & Solid Waste, Cargill, 8.00%, 12/1/24 #3,800         3,896

 Indiana HFA
 Clarian Health Partners, 5.50%, 2/15/16
 (MBIA Insured)                                        2,800         2,995

 Community Foundation, 6.00%, 3/1/34                   3,000         2,963

 Indianapolis Airport Auth. IDRB, United Airlines
 6.50%, 11/15/31 *#                                    11,628        1,052

 Mount Vernon PCR, GE, TECP, 1.72%, 12/1/04            5,100         5,100

 Saint Joseph County
 Madison Center
 5.45%, 2/15/17                                        3,400         3,450

 5.50%, 2/15/21                                        1,150         1,153

 Total Indiana (Cost  $32,763)                                       24,454

 IOWA  0.9%
 Iowa Fin. Auth.
Friendship Haven
 6.00%, 11/15/24                                       500           492

 6.125%, 11/15/32                                      900           867

 Wesley Retirement, 6.25%, 2/1/12
 (Prerefunded 8/1/05+)                                 2,400         2,485

 Scott County
 Ridgecrest Village
 5.625%, 11/15/18                                      1,600         1,632

 7.25%, 11/15/26                                       4,750         4,986

 Total Iowa (Cost  $10,198)                                          10,462

 KANSAS  1.1%
 Burlington PCR, Kansas Gas & Electric, 5.30%, 6/1/31
 (MBIA Insured)                                        5,000         5,240

 City of Olathe, Aberdeen Village, 8.00%, 5/15/30      2,000         2,173

 Lenexa Health Care Fac., Lakeview Village,
 6.875%, 5/15/32                                       1,100         1,165

 Overland Park Dev. Corp., 7.375%, 1/1/32              5,000         5,085

 Total Kansas (Cost  $13,075)                                        13,663

 KENTUCKY  0.5%
 Florence Housing Fac., Kentucky Bluegrass
 7.625%, 5/1/27 (Prerefunded 5/1/07+)                  2,500         2,844

 Kenton County Airport Board, Delta Airlines,
7.50%, 2/1/12 #                                        3,750         3,114

 Total Kentucky (Cost  $6,223)                                       5,958

 LOUISIANA  1.3%
 Hodge Utility PCR, Stone Container, 7.45%, 3/1/24 #   6,250         7,240

 Louisiana PFA
 Pendleton Memorial Methodist Hosp.
 5.25%, 6/1/17 (Prerefunded 6/1/08+)                   4,515         4,892

 5.25%, 6/1/28 (Prerefunded 6/1/08+)                   3,780         4,096

 Total Louisiana (Cost  $14,227)                                     16,228

 MARYLAND  4.6%
 Baltimore, Harborview Lot # 2, 6.50%, 7/1/31          1,750         1,804

 Baltimore County Economic Dev., Garrison Forest School
 VRDN (Currently 1.69%)                                3,100         3,100

 Gaithersburg
 Asbury Solomons Group
 5.50%, 1/1/15                                         5,500         5,502

 VRDN (Currently 1.67%) (MBIA Insured)                 2,430         2,430

 Maryland  Energy Fin. Administration, Office Paper
 Systems 7.50%, 9/1/15 #                               5,640         5,773

 Maryland Economic Dev. Corp.
 Anne Arundel County Golf Course, 8.25%, 6/1/28        4,000         3,687

 Federation of American Societies, VRDN
 (Currently 1.69%)                                     3,400         3,400

 Morgan State Univ. Student Housing, 6.00%, 7/1/34     8,250         8,591

 Univ. of Maryland College Park Student Housing
 5.75%, 6/1/31                                         2,000         2,023

 Maryland HHEFA
 Adventist Healthcare, 5.75%, 1/1/25                   2,750         2,850

 Carroll County General Hosp.
 5.80%, 7/1/32                                         1,500         1,552

 6.00%, 7/1/19                                         1,300         1,404

 6.00%, 7/1/26                                         1,000         1,052

 Doctor's Community Hosp., 5.50%, 7/1/24               4,905         4,905

 Sheppard & Enoch Pratt Foundation, 1.85%, 7/1/28
 (RAA Insured)                                         2,000         2,000

 Northeast Maryland Waste Disposal Auth., Montgomery
County
 Resources Fac., 5.90%, 7/1/05 #                       1,500         1,527

 Northeast Maryland Waste Disposal Auth. IDRB, Waste
 Management, 5.00%, 1/1/12 #                           3,250         3,335

 Total Maryland (Cost  $52,950)                                      54,935

 MASSACHUSETTS  3.5%
 Massachusetts, GO
 5.00%, 8/1/10 (AMBAC Insured)                         5,000         5,474

 5.50%, 12/1/09                                        1,500         1,668

 9.102%, 8/1/19 (MBIA Insured)                         5,000         6,354

 Massachusetts Bay Transportation Auth., GO
 7.00%, 3/1/19                                         2,500         3,164

 7.00%, 3/1/21                                         2,000         2,524

 Massachusetts Dev. Fin. Agency
 Beverly Enterprises, 7.375%, 4/1/09                   2,650         2,660

 Boston Univ., 5.45%, 5/15/59 (XLCA Insured)           2,500         2,725

 Covanta Haverhill
 5.30%, 12/1/14 #                                      1,000         977

 6.70%, 12/1/14 #                                      2,250         2,426

 Massachusetts HEFA, Partners Healthcare,
 5.75%, 7/1/32                                         3,600         3,883

 Massachusetts Ind. Fin. Agency
 Bradford College, 5.625%, 11/1/28 *                   6,000         6

 Covanta Haverhill
 5.40%, 12/1/11 #                                      3,600         3,635

 5.60%, 12/1/19 #                                      2,000         1,980

 Nevins Home, 7.875%, 7/1/23                           4,730         4,741

 Total Massachusetts (Cost  $43,002)                                 42,217

 MICHIGAN  1.3%
 Cornell Township Economic Dev. PCR, MeadWestvaco
 5.875%, 5/1/18                                        2,250         2,400

 Delta County Economic Dev. Corp. PCR, MeadWestvaco
 6.25%, 4/15/27                                        1,000         1,060

 Detroit Water Supply System, VRDN (Currently 1.66%)
 (FSA Insured)                                         1,300         1,300

 Garden City Hosp. Fin. Auth.
 Garden City Hosp.
 5.625%, 9/1/10                                        1,200         1,192

 5.75%, 9/1/17                                         1,280         1,209

 Michigan Hosp. Fin. Auth., Ascension Health
 5.30%, 11/15/33 (Tender 11/15/06)                     1,000         1,052

 Michigan Strategic Fund IDRB, Waste Management
 5.20%, 4/1/10 #                                       6,500         6,826

 Univ. of Michigan, Medical Savings Plan, VRDN
(Currently 1.68%)                                      60            60

 Total Michigan (Cost  $14,149)                                      15,099

 MINNESOTA  0.6%
 Hubbard County Solid Waste Disposal IDRB, Potlatch
 7.25%, 8/1/14 #                                       3,000         3,337

 Minneapolis, Walker Methodist Senior Services
 6.00%, 11/15/28                                       4,500         3,492

 Minneapolis-St. Paul Metropolitan Airport
Commission, Northwest Airlines, 6.50%, 4/1/25
(Tender 4/1/05) #                                      1,000         1,002

 Total Minnesota (Cost  $8,460)                                      7,831

 MISSISSIPPI  1.4%
 Mississippi Business Fin. PCR, Entergy Corp.,
 5.90%, 5/1/22                                         14,325        14,446

 Warren County PCR, Int'l. Paper, 6.75%, 8/1/21 #      2,000         2,181

 Total Mississippi (Cost  $15,907)                                   16,627

 MISSOURI  0.5%
 Good Shepherd Nursing Home Dist.
 5.45%, 8/15/08                                        805           824

 5.90%, 8/15/23                                        2,000         1,780

 Sugar Creek IDRB, LaFarge North America,
5.65%, 6/1/37 #                                        3,750         3,763

 Total Missouri (Cost  $6,555)                                       6,367

 MONTANA  0.2%
 Montana Board of Housing, Single Family,
 6.00%, 12/1/29 #                                      2,625         2,686

 Total Montana (Cost  $2,625)                                        2,686

 NEBRASKA  0.1%
 City of Kearney
 Great Platte River Road Memorial
 Zero Coupon, 9/1/12                                   1,583         23

 8.00%, 9/1/12                                         136           115

 Nebraska Investment Fin. Auth., Single Family
 6.30%, 9/1/20 #                                       1,075         1,084

 Total Nebraska (Cost  $1,211)                                       1,222

 NEVADA  2.0%
 Clark County IDRB, PCR
 Nevada Power, 5.90%, 10/1/30 #                        6,500         6,385

 Southwest Gas
 5.45%, 3/1/38 (Tender 3/1/13)                         2,875         3,049

 5.80%, 3/1/38 (Tender 3/1/13) #                       7,545         8,062

 Henderson Local Improvement Dist., Sun City Anthem
 Phase II, 5.80%, 3/1/23                               2,095         2,140

 Washoe County Water Fac., Sierra Pacific Power
 5.00% 3/1/36 (Tender 7/1/09) #                        4,000         4,063

 Total Nevada (Cost  $22,777)                                        23,699

 NEW HAMPSHIRE  0.6%
 New Hampshire HHEFA
 Covenant Health, 6.125%, 7/1/31                       5,000         5,260

 Exeter Hosp., 6.00%, 10/1/24                          2,000         2,153

 Total New Hampshire (Cost  $6,870)                                  7,413

 NEW JERSEY  5.3%
 Gloucester County Improvement Auth. IDRB, Waste
 Management 6.85%, 12/1/29 (Tender 12/1/09)            1,000         1,133

 New Jersey Economic Dev. Auth.
 Cigarette Tax, 5.75%, 6/15/29                         4,000         4,085

 Franciscan Oaks, 5.75%, 10/1/23                       1,775         1,650

 Kapkowski Road Landfill
 5.75%, 10/1/21                                        4,225         4,496

 6.375%, 4/1/18 (Prerefunded 5/15/14+)                 2,000         2,411

 6.375%, 4/1/31 (Prerefunded 5/15/14+)                 2,000         2,427

 Keswick Pines
 5.70%, 1/1/18                                         1,500         1,524

 5.75%, 1/1/24                                         3,885         3,888

 Motor Vehicle Surcharge, Zero Coupon, 7/1/18
 (MBIA Insured)                                        5,000         2,660

 Presbyterian Homes at Montgomery, 6.375%, 11/1/31     4,200         4,256

 The Evergreens, 6.00%, 10/1/17                        1,300         1,337

 Winchester Gardens at Ward Homesite, 5.80%, 11/1/31   1,500         1,524

 New Jersey Economic Dev. Auth. IDRB, Continental
 Airlines 6.25%, 9/15/19 #                             4,690         3,839

 New Jersey HFFA
 Pascack Valley Hosp. Assoc.
 6.50%, 7/1/23                                         3,000         2,854

 6.625%, 7/1/36                                        4,875         4,516

 South Jersey Hosp.
 5.875%, 7/1/21                                        4,500         4,790

 6.00%, 7/1/32                                         1,130         1,188

 New Jersey Sports & Exhibition Auth., Monmouth
 8.00%, 1/1/25 (Prerefunded 1/1/05+)                   5,250         5,382

 Tobacco Settlement Fin. Corp.
 5.75%, 6/1/32                                         2,000         1,896

 6.75%, 6/1/39                                         3,600         3,590

 7.00%, 6/1/41                                         4,445         4,516

 Total New Jersey (Cost  $62,480)                                    63,962

 NEW YORK  8.5%
 Brookhaven IDA, Methodist Retirement Community
 4.375%, 11/1/31 (Tender 11/1/06)                      2,500         2,553

 Dormitory Auth. of the State of New York
 5.50%, 7/1/25 (MBIA Insured)                          1,470         1,557

 5.50%, 7/1/25 (Prerefunded 7/1/06+) (MBIA Insured)    2,030         2,174

 Catholic Health Services, 5.10%, 7/1/34               2,000         1,959

 City Univ.
 5.625%, 7/1/16                                        3,100         3,514

 6.00%, 7/1/14                                         2,730         3,106

 Nyack Hosp., 6.25%, 7/1/13                            1,500         1,466

 State Univ. Ed. Fac.
 5.25%, 5/15/13                                        5,000         5,518

 5.875%, 5/15/17                                       3,000         3,481

 Huntington Housing Auth., Gurwin Jewish Senior Home
 6.00%, 5/1/39                                         1,140         1,069

 Long Island Power Auth., 5.125%, 12/1/22 (FSA Insured)1,000         1,061

 Metropolitan Transportation Auth., 5.25%, 11/15/32    6,000         6,155

 New York City, GO
 5.00%, 8/1/06                                         3,000         3,125

 5.50%, 8/1/15                                         4,810         5,266

 5.875%, 3/15/13                                       140           148

 6.00%, 2/15/16 (Prerefunded 2/15/05+)                 705           718

 6.25%, 8/1/09 (Prerefunded 8/1/06+)                   6,720         7,192

 New York City
 5.875%, 3/15/13 (Prerefunded 3/15/06+)                2,610         2,771

 6.25%, 8/1/09                                         280           302

 New York City IDA, IDRB, JFK Airport,
 5.50%, 7/1/28 #                                       6,000         5,928

 New York City Transitional Fin. Auth., VRDN
 (Currently 1.69%)                                     5,000         5,000

 New York State Mortgage Agency, Single Family
 5.90%, 4/1/27                                         4,000         4,138

 New York State Urban Dev. Corp., Corrections & Youth
 Fac. 5.25%, 1/1/21 (Tender 1/1/09)                    5,500         5,946

 Niagara County IDA, American Ref-Fuel
 5.55%, 11/15/24 (Tender 11/15/13) #                   1,000         1,067

 Niagara County IDA, American Ref-Fuel
 5.55%, 11/15/24 (Tender 11/15/15)                     2,000         2,128

 Oneida County IDA
 Saint Elizabeth Medical Center
 5.625%, 12/1/09                                       1,400         1,416

 5.875%, 12/1/29                                       2,750         2,508

 6.00%, 12/1/19                                        2,520         2,407

 Suffolk County IDA
 Huntington Hosp., 5.875%, 11/1/32                     4,000         4,127

 Jefferson Ferry
 7.20%, 11/1/19                                        1,250         1,302

 7.25%, 11/1/28                                        2,000         2,081

 Tobacco Settlement Fin. Corp.
 5.25%, 6/1/20 (AMBAC Insured)                         4,500         4,823

 5.50%, 6/1/15                                         2,500         2,724

 Yonkers Ind. Dev. Agency, Civic Fac.,
 6.625%, 2/1/26                                        4,000         4,282

 Total New York (Cost  $97,619)                                      103,012

 NORTH CAROLINA  3.2%
 Haywood County PCR
 Int'l Paper
 5.50%, 10/1/18 #                                      2,000         2,057

 5.75%, 12/1/25 #                                      2,100         2,113

 North Carolina Eastern Municipal Power Agency
 5.125%, 1/1/14                                        2,000         2,110

 5.75%, 1/1/26                                         4,350         4,515

 6.75%, 1/1/26                                         10,125        11,172

 North Carolina Medical Care Commission
 Maria Parham Medical Center, 6.50%, 10/1/26           3,400         3,619

 Presbyterian Homes, 7.00%, 10/1/31                    4,000         4,245

 North Carolina Municipal Power Agency
 Catawba Electric
 6.375%, 1/1/13                                        3,000         3,357

 6.50%, 1/1/20                                         4,500         5,069

 Total North Carolina (Cost  $35,923)                                38,257

 NORTH DAKOTA  0.5%
 Grand Forks Health Care, Altru Health,
7.125%, 8/15/24                                        2,000         2,177

 Mercer County PCR, Basin Electric Power Co-Op.,
7.20%, 6/30/13  (AMBAC Insured)                        3,500         4,237

 Total North Dakota (Cost  $5,841)                                   6,414

 OHIO  1.2%
 Akron, Baseball, COP, STEP, 6.90%, 12/1/16            2,200         2,354

 Franklin County, Ohio Presbyterian Retirement
 Services 7.125%, 7/1/29                               500           543

 Montgomery County Hosp.
 Catholic Health Initiatives
 6.00%, 12/1/19                                        1,715         1,908

 6.00%, 12/1/19 (Escrowed to Maturity)                 1,785         2,039

 Kettering Medical Center, 6.75%, 4/1/18               2,100         2,318

 Ohio Water Dev. Auth. PCR
 FirstEnergy
 6.10%, 8/1/20 #                                       2,600         2,612

 7.70%, 8/1/25                                         2,800         2,954

 Total Ohio (Cost  $13,604)                                          14,728

 OKLAHOMA  1.3%
 Jackson County Memorial Hosp. Auth., 7.30%, 8/1/15    6,300         6,382

 Oklahoma Dev. Fin. Auth.
 Hillcrest Healthcare, 5.625%, 8/15/29
 (Prerefunded 8/15/09+)                                5,000         5,605

 Inverness Village, 8.00%, 2/1/32                      4,900         4,007

 Total Oklahoma (Cost  $14,514)                                      15,994

 OREGON  1.0%
 Oregon, COP, 5.25%, 11/1/20 (MBIA Insured)            10,000        10,656

 Western Generation Agency, Wauna Cogeneration
 7.25%, 1/1/09 #                                       800           812

 Total Oregon (Cost  $10,982)                                        11,468

 PENNSYLVANIA  4.7%
 Allegheny County Hosp. Dev. Auth.
 West Penn Allegheny Health
 9.25%, 11/15/22                                       1,000         1,157

 9.25%, 11/15/30                                       4,000         4,630

 Beaver County IDA, PCR, FirstEnergy, 7.75%, 5/1/20    2,000         2,122

 Bucks County IDA
 Chandler Hall
 6.20%, 5/1/19                                         1,275         1,229

 6.30%, 5/1/29                                         7,625         7,087

 Cumberland County Municipal Auth.,
 Wesley Affiliated Services,  7.125%, 1/1/25           4,200         4,360

 Delaware County IDA, American Ref-Fuel,
 6.20%, 7/1/19                                         3,405         3,610

 Lancaster County Hosp. Auth., Saint Anne's
 Home for the Aged, 6.60%, 4/1/24                      3,200         3,201

 Monroe County Hosp. Auth., Pocono Medical Center
 6.00%, 1/1/43                                         4,000         4,107

 Montgomery County HHEFA
 Philadelphia Geriatric Center
 7.00%, 12/1/12                                        3,360         3,679

 7.25%, 12/1/19                                        2,500         2,700

 7.375%, 12/1/33 (Prerefunded 12/1/04+)                1,900         1,919

 Pennsylvania Higher EFA
 Philadelphia Univ., 5.25%, 6/1/32                     1,650         1,608

 Widener Univ., 5.375%, 7/15/29                        1,000         1,019

 Philadelphia Auth. for Ind. Dev.
 Paul's Run Retirement Community
 5.85%, 5/15/13                                        1,165         1,186

 5.875%, 5/15/28                                       3,340         3,240

 West Shore Area Auth., Holy Spirit Hosp.,
 6.25%, 1/1/32                                         3,750         3,877

 Westmoreland County IDA, Redstone Presbyterian
 Seniorcare 8.00%, 11/15/23                            5,000         5,361

 Total Pennsylvania (Cost  $52,935)                                  56,092

 PUERTO RICO  0.9%
 Puerto Rico Highway & Transportation Auth.,
 5.50%, 7/1/18                                         5,000         5,282

 Puerto Rico Public Fin., 5.75%, 8/1/27
 (Tender 2/1/12)                                       5,000         5,556

 Total Puerto Rico (Cost  $10,527)                                   10,838

 SOUTH CAROLINA  1.8%
 Connector 2000 Assoc.
 Zero Coupon, 1/1/08                                   2,600         1,794

 Zero Coupon, 1/1/10                                   2,900         776

 Zero Coupon, 1/1/21 (ACA Insured)                     6,100         2,322

 Zero Coupon, 1/1/31                                   21,100        2,090

 Georgetown County PCR, Int'l. Paper, 6.25%, 9/1/23 #  2,000         2,144

 Piedmont Municipal Power Agency, 5.25%, 1/1/21        1,000         1,003

 South Carolina Jobs Economic Dev. Auth.,
 Bon Secours Health  Systems, 5.625%, 11/15/30         6,750         6,899

 South Carolina Public Service Auth., 5.875%, 1/1/23
 (Prerefunded 1/1/06+) (FGIC Insured)                  5,000         5,284

 Total South Carolina (Cost  $26,310)                                22,312

 SOUTH DAKOTA  0.3%
 South Dakota HEFA, Sioux Valley Hosp.,
 5.50%, 11/1/31                                        3,500         3,600

 Total South Dakota (Cost  $3,575)                                   3,600

 TENNESSEE  0.9%
 Maury County IDRB, Occidental Petroleum, Solid Waste
 Disposal 6.25%, 8/1/18 #                              3,600         3,814

 Shelby County Health, Ed. & Housing Board
 The Village at Germantown
 6.375%, 12/1/13                                       700           721

 7.25%, 12/1/34                                        2,500         2,562

 Sullivan County Health, Ed. & Housing, Wellmont
 Health System 6.25%, 9/1/22                           3,100         3,251

 Total Tennessee (Cost  $9,801)                                      10,348

 TEXAS  7.4%
 Abilene Health Fac. Dev. Corp.
 Sears Methodist Retirement
 5.875%, 11/15/18                                      2,750         2,765

 6.00%, 11/15/29                                       3,500         3,249

 7.00%, 11/15/33                                       4,250         4,372

 Alliance Airport Auth. IDRB, Federal Express
 6.375%, 4/1/21 #                                      1,350         1,413

 Amarillo Health Fac. Dev. Corp., Sears Panhandle
 Retirement 7.75%, 8/15/26 (Prerefunded 8/15/06+)      4,800         5,330

 Brazos River Auth. PCR
 Centerpoint Energy, 7.75%, 12/1/18                    5,000         5,481

 TXU Energy
 5.05%, 6/1/30 (Tender 6/19/06) #                      1,445         1,486

 5.75%, 5/1/36 (Tender 11/1/11) #                      1,960         2,115

 6.75%, 10/1/38 #                                      1,435         1,553

 7.70%, 4/1/33 #                                       4,850         5,724

 Brazos River Harbor Navigation Dist. IDRB,
 Dow Chemical 4.20%, 5/15/33 (Tender 5/15/05)          2,000         2,014

 Denison Hosp. Auth., Texoma Medical Center
 7.10%, 8/15/24                                        5,005         5,086

 Gulf Coast Waste Disposal Auth., Anheuser-Busch
 5.90%, 4/1/36 #                                       6,750         7,069

 Harris County Health Fac. Dev. Corp., Memorial
 Hermann Healthcare System, 6.375%, 6/1/29             5,250         5,737

 Houston, 6.40%, 6/1/27                                4,250         4,616

 Houston Airport IDRB, Continental Airlines
 6.125%, 7/15/27 #                                     4,500         3,339

 Houston Airport System IDRB, Continental Airlines
 6.75%, 7/1/29 #                                       6,730         5,443

 Houston Health Fac. Dev. Corp.
 Buckingham Senior Living Community
 7.00%, 2/15/23                                        500           525

 7.00%, 2/15/26                                        1,500         1,565

 Port Corpus Christi Auth. PCR, CNA Holdings
 6.70%, 11/1/30 #                                      6,000         6,089

 Port Corpus Christi IDC, PCR, Citgo Petroleum
 8.25%, 11/1/31 #                                      3,750         4,002

 Sabine River Auth. PCR, TXU Energy, 5.50%, 5/1/22
 (Tender 11/1/11)                                      4,175         4,486

 San Antonio Health Fac. Dev., Beverly Enterprises
 8.25%, 12/1/19                                        1,000         1,007

 Texas Affordable Housing Corp., NHT\GTEX,
7.25%, 10/1/31 *                                       4,000         1,200

 Tomball Hosp. Auth., Tomball Regional Hosp.,
 6.10%, 7/1/08                                         3,300         3,333

 Total Texas (Cost  $88,208)                                         88,999

 UTAH  0.7%
 Tooele County PCR
 Safety-Kleen, 7.55%, 7/1/27 *#                        2,000         138

 Union Pacific, 5.70%, 11/1/26 #                       8,000         8,241

 Utah Housing Fin. Agency
 Single Family
 7.60%, 7/1/05                                         10            10

 7.75%, 7/1/05                                         20            20

 Total Utah (Cost  $9,926)                                           8,409

 VIRGINIA  2.0%
 Amelia County IDA, Waste Management, 4.90%, 4/1/27
 (Tender 4/1/05) #                                     5,500         5,536

 Arlington County IDA, Arlington Hosp. Center,
 5.50%, 7/1/10                                         3,375         3,727

 Charles City County IDA, IDRB, Waste Management
 6.25%, 4/1/27 (Tender 4/1/12) #                       1,500         1,657

 Henrico County Economic Dev. Auth., Virginia United
Methodist  Homes, 6.50%, 6/1/22                        1,000         1,049

 Lexington IDA
 Stonewall Jackson Hosp.
 6.05%, 7/1/09                                         125           125

 7.00%, 7/1/25                                         230           231

 Norfolk Redev. and Housing Auth.
 Harbors Edge Retirement Community
 6.00%, 1/1/25                                         500           496

 6.125%, 1/1/35                                        1,100         1,087

 Pocahontas Parkway Assoc.
 Zero Coupon, 8/15/10                                  3,600         1,736

 Zero Coupon, 8/15/13                                  2,800         1,103

 Zero Coupon, 8/15/14                                  3,100         1,123

 Zero Coupon, 8/15/15                                  3,200         1,048

 Zero Coupon, 8/15/17                                  2,095         584

 Zero Coupon, 8/15/19                                  2,000         506

 Zero Coupon, 8/15/22                                  4,600         1,042

 Zero Coupon, 8/15/23                                  4,700         979

 York County IDA, Virginia Electric & Power,
 5.50%, 7/1/09                                         2,350         2,489

 Total Virginia (Cost  $28,356)                                      24,518

 WASHINGTON  0.5%
 Port of Seattle IDRB, Northwest Airlines,
 7.25%, 4/1/30 #                                       3,000         2,583

 Snohomish County Housing Auth., Millwood Estates
 5.50%, 6/1/29                                         3,750         3,774

 Total Washington (Cost  $6,621)                                     6,357

 WEST VIRGINIA  0.5%
 West Virginia Hosp. Fin. Auth., Oak Hill Hosp.
 6.75%, 9/1/22 (Prerefunded 9/1/10+)                   5,000         5,956

 Total West Virginia (Cost  $4,928)                                  5,956

 WISCONSIN  0.7%
 Oconto Falls CDA, Oconto Falls Tissue,
 7.75%, 12/1/22                                        2,600         1,919
#
 Wisconsin HEFA, National Regency of New Berlin
 8.00%, 8/15/25                                        5,670         6,096

 Total Wisconsin (Cost  $8,132)                                      8,015

 U. S. VIRGIN ISLANDS 0.4% Virgin Islands PFA
 Hovensa Refinery, 5.875%, 7/1/22 #                    1,800         1,890

 6.125%, 7/1/22 #                                      2,350         2,505

 Total U. S. Virgin Islands (Cost  $4,157)                           4,395

 PREFERRED SHARES  0.9%
 Charter Mac Equity Trust, Pfd., (Series A),
 6.00%, 4/30/19                                        4,000         4,273

 Munimae Bond Subsidiary Cum. Pfd., (Series A), 144A
 6.875%, 6/30/09 #                                     6,000         6,695

 Total Preferred Shares (Cost  $10,000)                              10,968

 Total Investments in Securities
 98.4% of Net Assets (Cost  $1,161,068)                            $  1,187,173


 (1)       Denominated in U.S. dollars unless otherwise noted
  #        Interest subject to alternative minimum tax
  *        In default with respect to payment of interest
  +        Used in determining portfolio maturity
  144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers - - total value of such securities at period-end amounts to $12,910 and represents 1.1% of net assets
 ACA       American Capital Access Financial Guaranty Corp.
 AMBAC     AMBAC Assurance Corp.
 CDA       Community Development Administration
 COP       Certificates of Participation
 EFA       Educational Facility Authority
 FGIC      Financial Guaranty Insurance Company
 FSA       Financial Security Assurance Inc.
 GO        General Obligation
 HEFA      Health & Educational Facility Authority
 HFA       Health Facility Authority
 HFC       Housing Finance Corp.
 HFFA      Health Facility Financing Authority
 HHEFA     Health & Higher Educational Facility Authority
 IDA       Industrial Development Authority/Agency
 IDB       Industrial Development Bond
 IDC       Industrial Development Corp.
 IDRB      Industrial Development Revenue Bond
 MBIA      MBIA Insurance Corp.
 PCR       Pollution Control Revenue
 PFA       Public Finance Authority
 RAA       Radian Asset Assurance Inc.
 STEP Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
 TECP      Tax-Exempt Commercial Paper
 VRDN      Variable-Rate Demand Note
 XLCA      XL Capital Assurance Inc.


 ++Restricted Securities
 Amounts in (000s)
 The fund may invest in securities that cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules. The total restricted securities (excluding 144A issues) at period-end amounts to $11,841 and represents 1.0% of net assets.


 Description, Acquisition Date                                Acquisition Cost
 District of Columbia, GO, 8.95%, 6/1/17, 8/20/99                    $2,828
 District of Columbia, GO, 9.204%, 6/1/13, 8/20/99                   4,380
 District of Columbia, GO, 9.204%, 6/1/14, 8/20/99                   2,634
 Totals                                                              $9,842

 The fund has registration rights for certain restricted securities held as of November 30, 2004. Any costs related to such registration are borne by the issuer.


 The accompanying notes are an integral part of this Portfolio of Investments.


 T. Rowe Price Tax-Free High Yield Fund
 Unaudited
 November 30, 2004
 Notes To Portfolio of Investments


NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Tax-Free High Yield Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide a high level of income exempt from federal income taxes by investing primarily in long-term low- to upper-medium-grade municipal securities.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions
Investment transactions are accounted for on the trade date.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Noninvestment-Grade Debt Securities
The fund may invest in noninvestment-grade debt securities, commonly referred to as "high-yield" or "junk" bonds. A real or perceived economic downturn or higher interest rates could adversely affect the liquidity or value, or both, of such securities because such events could lessen the ability of issuers to make principal and interest payments.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.


NOTE 3 - FEDERAL INCOME TAXES

At November 30, 2004, the cost of investments for federal income tax purposes was $1,159,365,000. Net unrealized gain aggregated $27,808,000 at period-end, of which $63,101,000 related to appreciated investments and $35,293,000 related to depreciated investments. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of November 30, 2004.





Item 2.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 3.  Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.


                                 SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Tax-Free High Yield Fund, Inc.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     January 21, 2005


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     January 21, 2005



By       /s/ Joseph A. Carrier
         -----------------------------------
         Joseph A. Carrier
         Principal Financial Officer

Date     January 21, 2005